Equity (Schedule of Share capital) (Details) - ₪ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Issued and paid-in share capital as of January 1	47,619	42,352
Issuance of share capital to investors	2,080	3,917
Exercise of warrants by investors		134
Exercise of share options by employees	2,383	1,216
Issued and paid-in share capital as of December 31	52,082	47,619
Authorized share capital	75,000	75,000
Par value	₪ 0.01	₪ 0.01